Pension and Severance Plans (Components of Net Periodic Benefit Costs) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Japan
Defined Benefit Plan Disclosure [Line Items]
Service cost	¥ 23,128	¥ 25,185	¥ 26,811
Interest cost	7,020	8,024	5,912
Expected return on plan assets	(16,695)	(16,440)	(17,829)
Recognized actuarial loss	15,365	16,099	20,436
Amortization of prior service costs	(7,864)	(8,693)	(9,490)
Net periodic benefit costs	20,954	24,175	25,840
Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	2,780	3,181	2,958
Interest cost	10,083	10,393	10,426
Expected return on plan assets	(11,797)	(11,687)	(11,000)
Amortization of net transition asset		5	9
Recognized actuarial loss	2,656	3,014	2,552
Amortization of prior service costs	(269)	(574)	(463)
Losses on curtailments and settlements	1,804	1,058	43
Net periodic benefit costs	¥ 5,257	¥ 5,390	¥ 4,525